UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                     811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112

(Address of principal executive offices)          (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:                (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2013

Item 1.	Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2013 (unaudited)

Description	Shares	Value
Common Stocks — 92.7%

Australia — 1.5%

BHP Billiton, Ltd. Sponsored ADR	38,500	$2,634,555

Finland — 1.2%

Sampo Oyj, A Shares ADR	109,500	2,108,970

France — 5.6%

GDF Suez Sponsored ADR	75,981	1,463,394
Sanofi SA ADR	105,200	5,373,616
Total SA Sponsored ADR	64,000	3,070,720
		9,907,730

Germany — 2.7%

SAP AG Sponsored ADR	59,300	4,776,022

Ireland — 2.1%

CRH PLC Sponsored ADR	168,070	3,712,666

Israel — 1.0%

Israel Chemicals, Ltd. ADR	140,700	1,820,658

Italy — 1.9%

Eni SpA Sponsored ADR	74,250	3,333,082

Japan — 8.6%

Canon, Inc. Sponsored ADR	44,700	1,640,043
Hoya Corp. Sponsored ADR	73,500	1,384,005
Mitsubishi UFJ Financial Group, Inc. ADR	1,050,900	6,305,400
Nomura Holdings, Inc. ADR	413,045	2,548,488
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	393,600	3,211,776
		15,089,712

Singapore — 2.5%

Singapore Telecommunications, Ltd. ADR	151,100	4,377,367

Spain — 1.3%

Banco Santander SA Sponsored ADR	349,623	2,380,933

Switzerland — 9.1%

Novartis AG ADR	78,900	5,620,836
Roche Holding AG Sponsored ADR	92,400	5,414,640
UBS AG	154,572	2,378,863
Zurich Insurance Group AG ADR	92,500	2,580,759
		15,995,098

United Kingdom — 14.3%

BP PLC Sponsored ADR	102,155	4,326,264
British American Tobacco PLC Sponsored ADR	37,700	4,035,785
GlaxoSmithKline PLC Sponsored ADR	80,200	3,762,182
HSBC Holdings PLC Sponsored ADR	120,034	6,402,614
Unilever PLC Sponsored ADR	99,100	4,185,984

Description	Shares	Value
Wm Morrison Supermarkets PLC ADR	120,300	$2,528,706
		25,241,535

United States — 40.9%

Cisco Systems, Inc.	220,400	4,608,564
Comcast Corp., Class A	106,120	4,204,475
ConocoPhillips	32,900	1,977,290
Emerson Electric Co.	67,600	3,776,812
Halliburton Co.	89,900	3,632,859
Honeywell International, Inc.	64,700	4,875,145
Intel Corp.	155,400	3,395,490
International Business Machines Corp.	24,460	5,217,318
Johnson & Johnson	72,040	5,873,421
Merck & Co., Inc.	75,300	3,330,519
Microsoft Corp.	187,525	5,365,090
Oracle Corp.	100,440	3,248,230
PepsiCo, Inc.	41,100	3,251,421
Pfizer, Inc.	87,566	2,527,155
The Bank of New York Mellon Corp.	103,600	2,899,764
The Home Depot, Inc.	69,735	4,866,108
United Technologies Corp.	47,200	4,409,896
Wal-Mart Stores, Inc.	62,800	4,699,324
		72,158,881

Total Common Stocks (Identified cost $150,526,342)		163,537,209

	Principal
	Amount
Description	(000) (a)	Value
Foreign Government Obligations — 10.5%

Brazil — 3.3%

Brazil NTN-B:
6.00%, 05/15/15	4,330	$5,273,386
6.00%, 08/15/16	503	616,273
		5,889,659

Colombia — 0.1%

Republic of Colombia, 12.00%, 10/22/15	305,000	201,078

Hungary — 0.2%

Hungary Treasury Bill, 0.00%, 04/17/13	88,700	372,908

Mexico — 2.1%

Mexican Bonos:
7.00%, 06/19/14	19,360	1,620,845
9.50%, 12/18/14	16,100	1,418,336
Mexican Udibonos, 5.00%, 06/16/16	7,313	665,775
		3,704,956

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

	Principal
	Amount
Description	(000) (a)	Value
Romania — 1.4%

Romania Government Bonds:
5.85%, 07/28/14	4,500	$1,311,468
5.80%, 10/26/15	2,000	584,361
5.90%, 07/26/17	1,700	498,809
		2,394,638

Russia — 0.7%

Russian Government Bonds - OFZ:
7.50%, 02/27/19	11,500	388,821
7.60%, 04/14/21	27,300	921,625
		1,310,446

South Africa — 0.3%

Republic of South Africa, 5.50%, 12/07/23	2,727	438,901

Turkey — 1.4%

Turkey Government Bonds:
8.00%, 10/09/13	800	446,537
10.00%, 12/04/13	540	305,919
3.00%, 07/21/21	2,769	1,738,743
		2,491,199

Uruguay — 1.0%

Uruguay Monetary Regulation Bills:
0.00%, 05/09/13	2,350	123,587
0.00%, 06/27/13	4,650	241,546
0.00%, 07/05/13	19,770	1,025,240
0.00%, 08/15/13	6,000	307,399
		1,697,772
Total Foreign Government Obligations (Identified cost $17,822,428)		18,501,557

Description	Shares	Value
Short-Term Investment — 3.1%

State Street Institutional Treasury Money Market Fund (Identified cost $5,451,477)	5,451,477	$5,451,477

Total Investments — 106.3% (Identified cost $173,800,247) (b), (c)		$187,490,243

Liabilities in Excess of Cash and Other Assets — (6.3)%		(11,185,167)

Net Assets — 100.0%		$176,305,076

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	RBC	04/02/13	2,371,684	$1,180,530	$1,173,666	$—	$6,864
BRL	RBC	05/03/13	1,617,945	811,000	797,876	—	13,124
CLP	CIT	04/29/13	394,627,860	827,000	833,637	6,637	—
CLP	RBC	04/08/13	395,883,250	833,000	838,881	5,881	—
CLP	UBS	04/10/13	425,731,740	894,000	901,864	7,864	—
CLP	UBS	04/15/13	238,644,000	504,000	505,167	1,167	—
CNY	BRC	04/26/13	9,369,120	1,490,000	1,505,549	15,549	—
CNY	HSB	06/19/13	7,667,636	1,221,000	1,228,529	7,529	—
CNY	JPM	05/28/13	10,457,170	1,660,000	1,677,424	17,424	—
COP	CIT	04/23/13	1,341,315,000	738,000	733,360	—	4,640
COP	JPM	05/21/13	1,601,586,000	880,718	873,639	—	7,079
COP	UBS	04/11/13	894,140,000	494,000	489,403	—	4,597
COP	UBS	04/24/13	1,759,660,740	985,749	962,001	—	23,748
CZK	BNP	04/05/13	804,675	40,066	40,018	—	48
CZK	BNP	04/05/13	16,788,103	851,000	834,907	—	16,093
CZK	BNP	07/08/13	16,945,611	858,910	843,292	—	15,618
CZK	JPM	05/06/13	16,869,132	858,465	839,131	—	19,334
CZK	JPM	06/06/13	17,029,608	864,309	847,299	—	17,010
CZK	JPM	06/06/13	18,737,736	953,271	932,286	—	20,985
DOP	CIT	04/15/13	7,088,400	175,891	172,719	—	3,172
DOP	CIT	04/16/13	13,565,650	336,533	330,466	—	6,067
EUR	BNP	04/30/13	499,000	648,650	639,756	—	8,894
EUR	BNP	05/20/13	249,500	324,575	319,926	—	4,649
EUR	BRC	06/25/13	279,776	363,031	358,846	—	4,185
EUR	CIT	04/11/13	161,000	209,172	206,389	—	2,783
EUR	CIT	04/11/13	374,000	484,592	479,438	—	5,154
EUR	CIT	05/20/13	2,192,557	2,938,509	2,811,440	—	127,069
EUR	JPM	05/28/13	443,408	584,000	568,602	—	15,398
GHS	SCB	04/17/13	250,000	125,313	128,165	2,852	—
GHS	SCB	04/19/13	240,500	122,704	123,176	472	—
GHS	SCB	04/22/13	2,012,000	1,026,007	1,029,000	2,993	—
GHS	SCB	05/28/13	1,321,000	661,658	663,955	2,297	—
HUF	BNP	04/30/13	187,226,738	825,000	785,928	—	39,072
HUF	CIT	05/07/13	119,000,000	501,640	499,119	—	2,521
HUF	JPM	06/26/13	312,116,000	1,310,530	1,302,311	—	8,219
HUF	UBS	05/21/13	84,457,440	356,000	353,665	—	2,335
IDR	JPM	04/29/13	6,068,057,000	619,000	622,256	3,256	—
IDR	SCB	04/18/13	10,986,060,000	1,132,000	1,128,191	—	3,809
INR	BRC	04/15/13	30,729,540	564,000	563,953	—	47
INR	BRC	04/15/13	69,083,800	1,247,000	1,267,837	20,837	—
INR	JPM	05/13/13	51,994,130	937,000	948,617	11,617	—
INR	SCB	04/08/13	82,359,900	1,530,000	1,513,743	—	16,257
INR	SCB	05/20/13	30,680,440	559,199	558,958	—	241
KRW	JPM	04/29/13	467,755,500	435,000	419,771	—	15,229
KRW	SCB	04/22/13	1,097,406,000	984,000	985,222	1,222	—
KRW	SCB	05/28/13	520,907,400	468,000	466,745	—	1,255

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2013 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
KRW	UBS	04/15/13	1,406,183,400	$1,278,000	$1,262,937	$—	$15,063
KRW	UBS	05/13/13	1,400,642,000	1,271,000	1,256,009	—	14,991
KZT	CIT	04/08/13	65,846,310	433,000	436,123	3,123	—
KZT	CIT	06/24/13	62,450,000	404,469	411,582	7,113	—
KZT	CIT	09/26/13	106,216,700	694,000	694,428	428	—
KZT	HSB	05/02/13	101,350,000	667,654	670,459	2,805	—
KZT	HSB	07/09/13	35,031,150	228,335	230,601	2,266	—
KZT	HSB	07/09/13	67,800,000	441,694	446,310	4,616	—
KZT	HSB	10/30/13	134,019,200	868,000	873,242	5,242	—
KZT	UBS	05/28/13	93,024,750	613,943	614,279	336	—
MXN	JPM	04/22/13	3,220,564	258,830	260,248	1,418	—
MXN	JPM	04/22/13	5,470,123	440,635	442,031	1,396	—
MYR	HSB	05/07/13	1,819,368	583,000	586,086	3,086	—
MYR	JPM	04/08/13	9,264,711	2,971,077	2,990,690	19,613	—
MYR	JPM	04/18/13	2,592,920	830,000	836,399	6,399	—
NGN	CIT	04/15/13	67,477,800	422,000	423,727	1,727	—
NGN	CIT	04/23/13	50,545,650	287,191	316,476	29,285	—
NGN	CIT	06/10/13	88,925,890	551,000	547,498	—	3,502
NGN	CIT	07/23/13	37,185,000	201,000	225,703	24,703	—
NGN	CIT	09/19/13	37,403,000	226,000	222,936	—	3,064
NGN	SCB	04/11/13	80,074,500	502,981	503,565	584	—
NGN	SCB	05/02/13	53,784,000	304,725	335,652	30,927	—
NGN	SCB	06/18/13	169,370,700	1,041,000	1,039,914	—	1,086
NGN	SCB	06/20/13	88,718,400	545,624	544,346	—	1,278
PEN	CIT	05/02/13	2,256,780	870,000	870,537	537	—
RON	ING	04/18/13	2,731,202	839,401	791,107	—	48,294
RON	JPM	04/22/13	4,002,210	1,215,000	1,158,659	—	56,341
RSD	BRC	04/08/13	136,192,440	1,595,039	1,552,750	—	42,289
RSD	CIT	04/11/13	38,781,960	458,741	441,719	—	17,022
RSD	CIT	04/11/13	112,882,750	1,370,269	1,285,712	—	84,557
RUB	BRC	09/27/13	40,319,568	1,266,000	1,259,385	—	6,615
RUB	UBS	06/25/13	7,106,008	227,000	225,357	—	1,643
RUB	UBS	06/25/13	23,060,440	644,327	731,328	87,001	—
RUB	UBS	07/01/13	23,785,680	664,590	753,586	88,996	—
SGD	HSB	04/22/13	2,182,877	1,747,000	1,759,973	12,973	—
THB	SCB	04/18/13	13,998,758	477,000	477,535	535	—
THB	SCB	04/18/13	15,988,896	539,000	545,424	6,424	—
THB	SCB	05/20/13	46,865,053	1,577,576	1,595,584	18,008	—
TRY	JPM	04/22/13	3,810,963	2,085,000	2,100,962	15,962	—
TRY	JPM	05/07/13	1,596,848	873,000	878,725	5,725	—
UGX	BRC	04/08/13	1,624,280,000	585,326	625,665	40,339	—
UGX	BRC	05/07/13	1,624,281,000	579,067	620,055	40,988	—
UGX	CIT	04/08/13	2,877,327,000	1,074,431	1,108,333	33,902	—
UYU	CIT	04/08/13	2,706,000	141,232	142,466	1,234	—
UYU	CIT	05/07/13	2,704,000	140,249	141,472	1,223	—
UYU	HSB	04/04/13	11,212,320	568,000	590,806	22,806	—

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
ZAR	BRC	05/20/13	5,381,516	$579,000	$581,539	$2,539	$—
ZAR	BRC	05/20/13	8,162,064	877,000	882,011	5,011	—
ZAR	CIT	04/30/13	6,290,730	675,000	681,633	6,633	—
ZAR	JPM	04/29/13	4,734,871	509,000	513,117	4,117	—
ZMW	CIT	04/08/13	3,428,300	637,823	638,594	771	—
ZMW	CIT	04/15/13	2,943,000	546,315	547,838	1,523	—
ZMW	SCB	04/22/13	2,172,015	399,929	404,056	4,127	—
ZMW	SCB	05/28/13	2,331,139	429,149	431,062	1,913	—
ZMW	SCB	09/19/13	1,936,218	343,972	348,426	4,454	—
ZMW	SCB	12/19/13	1,290,812	224,294	227,563	3,269	—
Total Forward Currency Purchase Contracts				$77,237,910	$77,190,343	$663,674	$711,241

Forward Currency Sale Contracts open at March 31, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	RBC	04/02/13	2,371,684	$1,193,000	$1,173,665	$19,335	$—
BRL	RBC	05/03/13	2,368,565	1,175,000	1,168,038	6,962	—
CZK	BNP	04/05/13	17,592,777	881,000	874,925	6,075	—
CZK	BNP	07/08/13	804,675	40,089	40,044	45	—
EUR	BNP	05/20/13	2,441	3,223	3,130	93	—
EUR	BNP	05/20/13	635,000	831,723	814,238	17,485	—
EUR	BNP	07/08/13	662,000	858,910	849,185	9,725	—
EUR	BRC	04/08/13	1,212,000	1,595,039	1,553,653	41,386	—
EUR	CIT	04/11/13	345,342	458,741	442,701	16,040	—
EUR	CIT	04/11/13	999,670	1,370,269	1,281,495	88,774	—
EUR	CIT	05/20/13	1,420,696	1,840,000	1,821,709	18,291	—
EUR	ING	04/18/13	622,000	839,401	797,389	42,012	—
EUR	ING	04/22/13	1,382,543	1,848,274	1,772,433	75,841	—
EUR	JPM	05/06/13	657,000	858,465	842,360	16,105	—
EUR	JPM	05/28/13	337,366	437,000	432,619	4,381	—
EUR	JPM	05/28/13	4,157,750	5,495,382	5,331,661	163,721	—
EUR	JPM	06/06/13	664,000	864,309	851,534	12,775	—
EUR	JPM	06/06/13	732,000	953,271	938,739	14,532	—
EUR	UBS	04/30/13	370,246	484,107	474,683	9,424	—
HUF	BNP	04/30/13	152,419,550	648,650	639,817	8,833	—
HUF	CIT	05/07/13	19,030,380	87,000	79,819	7,181	—
JPY	HSB	06/21/13	109,425,950	1,150,000	1,163,086	—	13,086
JPY	SCB	04/26/13	142,085,568	1,524,000	1,509,616	14,384	—
RON	BNP	04/29/13	397,354	116,000	114,932	1,068	—
RSD	CIT	04/11/13	18,125,380	209,171	206,444	2,727	—
RSD	CIT	04/11/13	42,043,958	484,591	478,872	5,719	—
TRY	BRC	07/10/13	93,005	47,835	50,745	—	2,910
TRY	CIT	07/10/13	1,100,468	565,793	600,428	—	34,635
UGX	CIT	04/08/13	667,296,000	252,000	257,039	—	5,039

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Forward Currency Sale Contracts open at March 31, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
UGX	CIT	05/07/13	839,317,500	$315,000	$320,402	$—	$5,402
Total Forward Currency Sale Contracts				$27,427,243	$26,885,401	602,914	61,072
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,266,588	$772,313

Currency Abbreviations:

BRL — Brazilian Real
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
DOP — Dominican Republic Peso
EUR — Euro
GHS — Ghanaian Cedi
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian New Sol
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SGD — Singapore Dollar
THB — Thai Baht
TRY — New Turkish Lira
UGX — Ugandan Shilling
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Kwacha

Counterparty Abbreviations:

BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CIT — Citibank NA
HSB — HSBC Bank USA
ING — ING Bank NV
JPM — JPMorgan Chase Bank
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
UBS — UBS AG

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

(a)	Principal amount denominated in respective country’s currency.
(b)	Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(c)	For federal income tax purposes, the aggregate cost was $173,800,247, aggregate gross unrealized appreciation was $33,607,064, aggregate gross unrealized depreciation was $19,917,068, and the net unrealized appreciation was $13,689,996.

Security Abbreviations:

ADR — American Depositary Receipt
NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B

Portfolio holdings by industry (as a percentage of net assets):
Agriculture	1.0%
Alcohol & Tobacco	2.3
Banking	10.4
Cable Television	2.4
Computer Software	7.6
Energy Integrated	7.2
Energy Services	2.0
Financial Services	4.4
Food & Beverages	1.8
Gas Utilities	0.8
Household and Personal Products	2.4
Housing	2.1
Insurance	2.7
Manufacturing	7.4
Metals & Mining	1.5
Pharmaceutical & Biotechnology	18.1
Retail	6.9
Semiconductors & Components	3.6
Technology Hardware	5.6
Telecommunications	2.5
Subtotal	92.7
Foreign Government Obligations	10.5
Short-Term Investment	3.1
Total Investments	106.3%

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2013 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2013:

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2013 (unaudited)

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2013
Assets:
Common Stocks	$163,537,209	$—	$—	$163,537,209
Foreign Government Obligations	—	18,501,557	—	18,501,557
Short-Term Investment	—	5,451,477	—	5,451,477
Other Financial Instruments*
Forward Currency Contracts	—	1,266,588	—	1,266,588
Total	$163,537,209	$25,219,622	$—	$188,756,831

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(772,313)	$—	$(772,313)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

The foreign government obligations included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The short-term investment included in Level 2 (a pooled investment fund) was valued at the fund’s net asset value.

There were no transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2013.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2013

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2013